Fair Value Measurement (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DisclosureOfFairValueMeasurementLineItems [Line Items]
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total
31 July 2018
Recurring fair value measurements

Financial assets
Foreign exchange contracts	-	220	-	220

Financial liabilities
Foreign exchange contracts	-	-	-	-
Derivative on Convertible Notes	-	-	-	-

31 January 2018
Recurring fair value measurements

Financial assets
Foreign exchange contracts	-	-	-	-

Financial liabilities
Foreign exchange contracts	-	2,087	-	2,087
Derivative on Convertible Notes	-	-	1,110	1,110

Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3

The following table presents the changes in level 3 instruments for the year ended 31 July 2018.

Convertible note liability NZ$000’s
Balance at 31 January 2018	1,110
Changes in fair value	-
Conversion	(1,110)
Balance at 31 July 2018	-

Bendon Limited [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1	Level 2	Level 3	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
31 January 2018
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	2,087	-	2,087
Derivative on Convertible Notes	-	-	1,110	1,110

31 January 2017
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	4,188	-	4,188
Derivative on Convertible Notes	-	-	4,112	4,112

30 June 2016
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	5,531	-	5,531

30 June 2015
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	2,289	-	2,289
Financial liabilities
Foreign exchange contracts	-	1	-	1

Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3

The following table presents the changes in level 3 instruments for the year ended 31 January 2018.

Convertible
note liability
NZ$000’s
Balance at 31 January 2017	4,112
Changes in fair value	1,110
Conversion	(4,112)
Balance at 31 January 2018	1,110

Schedule of Quantitative Information for Fair Value Measurements Categorised Within Level 3

The following table summarises the quantitative information about the significant inputs used in level 3 fair value measurements:

Range of inputs for
Unobservable inputs	convertible note liability
Face value (NZD)	3,624,198
Interest rate of note	10%
Risk free rate	1.66%
Term of the instrument	August 2019
Expected volatility	128.7%
Dividend yield	0%